Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Schedule of basic and diluted net income (loss) per common share
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common shareholders for the periods ended September 30, 2022 and 2021 (in thousands except per share amounts):

Nine months ended September 30,	2022	2021

Net loss	$(100,583)	$(105,259)
Basic and diluted weighted average common stock outstanding	71,169	68,832
Basic and diluted net loss per share	$(1.41)	$(1.53)

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020 (in thousands except per share amounts):

Year ended December 31,	2021	2020
Net loss	$(120,063)	$(165,055)
Basic and diluted weighted average common stock outstanding	69,039	49,170

Basic and Diluted Net Loss Per Share	$(1.74)	$(3.36)

Schedule of property plant and equipment estimated useful loves of the assets
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed on the straight-line
method over the estimated useful lives of the assets, which are as follows:

Property and Equipment	Estimated Useful Life (in Years)
Furniture and fixtures	3
Computer equipment	2
Completed Connect devices	2
Vehicles	3
Leasehold improvements	Shorter of estimated useful life or lease term

INTERPRIVATE II ACQUISITION CORP [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of basic and diluted net income (loss) per common share

Year Ended December 31, 2021

Ordinary shares subject to possible redemption
Net loss allocable to Class A common stock subject to possible redemption	$(2,018,670)
Denominator: Weighted Average Class A Basic and diluted weighted average shares outstanding, ordinary shares subject to possible redemption	21,125,342

Basic and Diluted net income per share, Redeemable Ordinary Shares	$(0.10)

Non-Redeemable ordinary shares
Numerator:
Net loss	$(2,619,935)
Less: Net loss attributable to Class A common stock not subject to possible redemption	2,018,670

Net loss attributable to Class A common stock not subject to possible redemption	(601,265)
Denominator: Weighted Average Non-Redeemable
Basic and diluted weighted average shares outstanding, ordinary shares	6,292,226

Basic and diluted net loss per share, ordinary shares	$(0.10)